Interest Expense - Summary of Interest Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non financial private sector
Checking accounts	$ 15,477,783	$ 2,563,967	$ 5,809,585
Saving accounts	3,807,897	2,409,161	1,923,326
Time deposits and investments accounts	280,598,419	169,973,426	158,479,898
For Financing received from BCRA and other financial institutions	505,838	304,567	296,476
For repo transactions
Other financial institutions	975,643	573,796	575,543
For other financial liabilities	851,105	47,111	180,340
Issued corporate bonds	295,443	1,679,267	4,551,115
For subordinated corporate bonds	4,628,154	6,321,129	7,050,036
Total	$ 307,140,282	$ 183,872,424	$ 178,866,319